Revenue - Additional Information (Detail) - MXN ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Accounts receivable derived from customer contracts	$ 100,731,652	$ 68,382,413